FAIR VALUE OF FINANCIAL INSTRUMENTS - Level 3 Financial Assets and Liabilities (Details) $ in Millions	3 Months Ended	6 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 30, 2025 USD ($)
Disclosure of carrying value and fair value of assets and liabilities
Financial assets	$ 65,191	$ 65,191
Financial liabilities	(299,318)	(299,318)
Balance, beginning of period		61,698
Balance, beginning of period		284,508
Balance, end of period	65,191	65,191
Balance, end of period	299,318	299,318
Level 3
Disclosure of carrying value and fair value of assets and liabilities
Financial assets	11,552	11,552
Financial liabilities	(3,258)	(3,258)
Balance, beginning of period		10,893
Balance, beginning of period		3,652
Balance, end of period	11,552	11,552
Balance, end of period	3,258	3,258
Level 3 | At fair value
Disclosure of carrying value and fair value of assets and liabilities
Financial assets	11,552	11,552
Financial liabilities	(3,258)	(3,258)
Balance, beginning of period	11,374	10,893
Balance, beginning of period	3,180	3,652
Gains (losses) recognised in profit or loss including exchange differences, fair value measurement, assets	279	318
Gains (losses) recognised in profit or loss including exchange differences, fair value measurement, liabilities	(45)	(113)
Gains (losses) recognised in other comprehensive income including exchange differences, fair value measurement, assets	178	219
Gains (losses) recognised in other comprehensive income including exchange differences, fair value measurement, liabilities	(104)	(155)
Additions (Disposals), net	(207)	194
Additions (Disposals), net	333	18
Balance, end of period	11,552	11,552
Balance, end of period	3,258	3,258
Transfers out of Level 3 of fair value hierarchy, liabilities	(106)	(144)
Transfers out of Level 3 of fair value hierarchy, assets	(72)	(72)
Level 3 | Accounts payable and other
Disclosure of carrying value and fair value of assets and liabilities
Financial liabilities	(3,182)	(3,182)
Balance, beginning of period		3,523
Balance, end of period	3,182	3,182
Level 3 | Subsidiary equity obligations
Disclosure of carrying value and fair value of assets and liabilities
Financial liabilities	(76)	(76)
Balance, beginning of period		129
Balance, end of period	76	76
Level 3 | Discounted cash flow [member] | Accounts payable and other
Disclosure of carrying value and fair value of assets and liabilities
Financial liabilities	(3,182)	(3,182)
Balance, end of period	3,182	3,182
Corporate bonds | Level 3
Disclosure of carrying value and fair value of assets and liabilities
Financial assets
Balance, beginning of period		740
Corporate bonds | Level 3 | Discounted cash flow [member]
Disclosure of carrying value and fair value of assets and liabilities
Financial assets	796	796
Balance, end of period	796	796
Fixed income securities and other | Level 3
Disclosure of carrying value and fair value of assets and liabilities
Financial assets	5,721	5,721
Balance, beginning of period		6,036
Balance, end of period	5,721	5,721
Fixed income securities and other | Level 3 | Discounted cash flow [member]
Disclosure of carrying value and fair value of assets and liabilities
Financial assets	5,721	5,721
Balance, end of period	5,721	5,721
Equity derivatives | Level 3
Disclosure of carrying value and fair value of assets and liabilities
Financial assets	4,032	4,032
Balance, beginning of period		3,764
Balance, end of period	4,032	4,032
Equity derivatives | Level 3 | Black-Scholes model
Disclosure of carrying value and fair value of assets and liabilities
Financial assets	4,032	4,032
Balance, end of period	4,032	4,032
Accounts receivable and other | Level 3 | Discounted cash flow [member]
Disclosure of carrying value and fair value of assets and liabilities
Financial assets	1,003	1,003
Balance, end of period	$ 1,003	$ 1,003